Employee Benefits (Details 2)	12 Months Ended
	Dec. 31, 2025 shares segment	Dec. 31, 2024 shares segment
Number of Shares Rollforward [Roll Forward]
Beginning balance	18,638,934,000	20,779,764,000
Granted	(4,270,296,000)	(4,979,697,000)
Vested awards (in shares)	3,999,983,000	1,340,877,000
Cancelled	1,318,596,000	5,779,650,000
Ending balance	17,590,651,000	18,638,934,000
Restricted share units (RSUs) [Member]
Number of Shares Rollforward [Roll Forward]
Ending balance | segment	11,306,955,000
Restricted share units (RSUs) [Member] | Class A common stock
Number of Shares Rollforward [Roll Forward]
Treasury shares outstanding (in shares)	3,049,942
Restricted share units (RSUs) [Member] | Equity attributable to owners of parent [member]
Number of Shares Rollforward [Roll Forward]
Beginning balance	12,703,778,000	12,429,557,000
Granted	(3,629,942,000)	(3,649,962,000)
Vested awards (in shares)	(3,999,983,000)	1,340,877,000
Cancelled	1,026,782,000	2,034,864,000
Ending balance	(11,306,955,000)	12,703,778,000
Performance share units (PSUs) [Member]
Number of Shares Rollforward [Roll Forward]
Ending balance	6,239,923,000
Performance share units (PSUs) [Member] | Equity attributable to owners of parent [member]
Number of Shares Rollforward [Roll Forward]
Beginning balance	5,891,383,000	8,305,048,000
Granted	(640,354,000)	(1,329,735,000)
Vested awards (in shares)	0	0
Cancelled | segment	(291,814,000)	(3,743,400,000)
Ending balance | segment	6,239,923,000	5,891,383,000
Stock Options [Member]
Number of Shares Rollforward [Roll Forward]
Ending balance	43,773,000
Stock Options [Member] | Equity attributable to owners of parent [member]
Number of Shares Rollforward [Roll Forward]
Beginning balance	43,773,000	45,159,000
Granted	0	0
Vested awards (in shares)	0	0
Cancelled	0	1,386,000
Ending balance | segment	43,773,000	43,773,000